Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies
Schedule of estimated useful lives for property, plant and equipment

Buildings and improvements	20 to 30 Years
Machinery	10 Years
Office equipment and furnishing	3 to 5 Years
Motor vehicles	4 to 5 Years

Schedule of computation of basic and diluted earnings per share

	Year Ended December 31,
	2016	2017	2018	2018
	(RMB)	(RMB)	(RMB)	($)
Numerator:
Net income/(loss), representing undistributed earnings available to ordinary shareholder—basic and diluted	63,710,958	176,737,444	(39,215,085)	(5,701,259)

Denominator:
Weighted average number ordinary shares outstanding—basic and diluted	25,725,000	25,725,000	25,725,000	25,725,000
Earnings per share:
Basic and diluted	2.48	6.87	(1.52)	(0.22)